                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim G. Redding
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   312-377-8300
         -------------------------------

Signature, Place, and Date of Signing:

   Kim G. Redding                     Chicago, Illinois   February 17, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $662,537

List of Other Included Managers:

None
Kate D'Esposito
Chief Financial Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8230
F: 312-377-8299
Kate@Kgredding.com

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager    K. G. REDDING & ASSOCIATES, LLC.

                                                                                                              ITEM 6:
                                                                                                        INVESTMENT DISCRETION
                                                            ITEM 4:                             ------------------------------------
                                                          FAIR MARKET            ITEM 5:                   (b) SHARED AS  (c) SHARED
         ITEM 1:               ITEM 2:        ITEM 3:        VALUE         SHARE OF PRINCIPAL                DEFINED IN      OTHER
     NAME OF ISSUER         TITLE OF CLASS     CUSIP     (IN THOUSANDS)          AMOUNT         (a) SOLE      INSTR. V
------------------------------------------------------------------------------------------------------------------------------------
AmeriVest Properties Inc.    common stock    03071L101         287.2               40,000         Sole
American Financial Realty
  Trust                      common stock    02607P305      37,093.1            2,175,550         Sole
Boardwalk Equities Inc       common stock    096613104      18,099.3            1,308,700         Sole
Boca Resorts Inc. - CL A     common stock    09688T106         260.3               17,400         Sole
Boston Properties, Inc.      common stock    101121101      21,232.5              440,600         Sole
Brookfield Properties
  Corporation                common stock    112900105       9,198.4              320,500         Sole
CMET Finance Holdings        common stock    189758105         900.0                9,000         Sole
Camden Property Trust        common stock    133131102      27,532.4              621,500         Sole
Capital Automotive REIT      common stock    139733109         355.2               11,100         Sole
Cedar Shopping Center,
  Inc.                       common stock    150602209      17,472.4            1,406,800         Sole
Chelsea Property Group,
  Inc.                       common stock    163421100      10,956.5              199,900         Sole
Crescent Real Estate         common stock    225756105      31,450.7            1,836,000         Sole
Developers Diversified
  Realty                     common stock    251591103       5,931.8              176,700         Sole
EastGroup Properties,
  Inc.                       common stock    277276101      25,193.2              778,050         Sole
Equity Inns, Inc.            common stock    294703103       3,065.2              338,700         Sole
Essex Property Trust,
  Inc.                       common stock    297178105       4,623.8               72,000         Sole
First Industrial Realty
  Trust, Inc.                common stock    32054K103      19,905.7              589,800         Sole
First Potomac Realty
  Trust                      common stock    33610F109      13,445.9              717,500         Sole
General Growth Properties    common stock    370021107      39,763.0            1,432,900         Sole
Glimcher Realty Trust        common stock    379302102       1,481.6               66,200         Sole
Heritage Property            common stock    42725M107      19,283.4              677,800         Sole
Hersha Hospitality Trust     common stock    427825104      16,615.5            1,645,100         Sole
Highland Hospitality         common stock    430141101      13,156.3            1,207,000         Sole
Hilton Hotels Corporation    common stock    432848109      19,908.5            1,162,200         Sole
Home Properties, Inc.        common stock    437306103       5,775.7              143,000         Sole
Host Marriott Corporation    common stock    44107P104      43,314.6            3,515,800         Sole
I-Star Financial Inc.        common stock    45031U101      34,331.2              882,550         Sole
Interstate Hotels
  Corporation                common stock    46088S106         428.0               80,000         Sole
Koger Equity, Inc.           common stock    500228101         477.2               22,800         Sole
Lexington Corporate
  Properties Trust           common stock    529043101      23,940.3            1,185,750         Sole

                                                                ITEM 8:
                                   ITEM 7:              VOTING AUTHORITY (SHARES)
         ITEM 1:                  MANAGERS         ----------------------------------
     NAME OF ISSUER             SEE INSTR. V       (a) SOLE  (b) SHARED   (c) NONE
-------------------------------------------------------------------------------------
AmeriVest Properties Inc.                             /X/
American Financial Realty
  Trust                                                           /X/
Boardwalk Equities Inc                                            /X/
Boca Resorts Inc. - CL A                              /X/
Boston Properties, Inc.                                           /X/
Brookfield Properties
  Corporation                                                     /X/
CMET Finance Holdings                                 /X/
Camden Property Trust                                             /X/
Capital Automotive REIT                               /X/
Cedar Shopping Center,
  Inc.                                                            /X/
Chelsea Property Group,
  Inc.                                                            /X/
Crescent Real Estate                                              /X/
Developers Diversified
  Realty                                                          /X/
EastGroup Properties,
  Inc.                                                            /X/
Equity Inns, Inc.                                                 /X/
Essex Property Trust,
  Inc.                                                            /X/
First Industrial Realty
  Trust, Inc.                                                     /X/
First Potomac Realty
  Trust                                                           /X/
General Growth Properties                                         /X/
Glimcher Realty Trust                                             /X/
Heritage Property                                                 /X/
Hersha Hospitality Trust                                          /X/
Highland Hospitality                                              /X/
Hilton Hotels Corporation                                         /X/
Home Properties, Inc.                                             /X/
Host Marriott Corporation                                         /X/
I-Star Financial Inc.                                             /X/
Interstate Hotels
  Corporation                                         /X/
Koger Equity, Inc.                                    /X/
Lexington Corporate
  Properties Trust                                                /X/

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager    K. G. REDDING & ASSOCIATES, LLC.

                                                                                                              ITEM 6:
                                                                                                        INVESTMENT DISCRETION
                                                            ITEM 4:                             ------------------------------------
                                                          FAIR MARKET            ITEM 5:                   (b) SHARED AS  (c) SHARED
         ITEM 1:               ITEM 2:        ITEM 3:        VALUE         SHARE OF PRINCIPAL                DEFINED IN      OTHER
     NAME OF ISSUER         TITLE OF CLASS     CUSIP     (IN THOUSANDS)          AMOUNT         (a) SOLE      INSTR. V
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company             common stock    554382101       7,315.8              164,400         Sole
Manufactured Home
  Communities, Inc.          common stock    564682102         753.0               20,000         Sole
Mills Corporation            common stock    601148109      25,137.2              571,300         Sole
One Liberty Properties,
  Inc.                       common stock    682406103      14,836.8              743,700         Sole
Pan Pacific Retail
  Properties, Inc.           common stock    69806L104       5,622.7              118,000         Sole
Pennsylvania REIT            common stock    709102107      34,579.4              952,600         Sole
ProLogis Trust               common stock    743410102      34,624.2            1,078,972         Sole
Ramco-Gershenson
  Properties Trust           common stock    751452202      26,500.1              936,400         Sole
Regency Centers
  Corporation                common stock    758849103       4,272.2              107,208         Sole
Rouse Company                common stock    779273101      29,353.8              624,550         Sole
SL Green Realty Corp.        common stock    78440X101       7,040.1              171,500         Sole
Sizeler Property
  Investors, Inc.            common stock    830137105         107.1               10,000         Sole
Starwood Hotels & Resorts    common stock    85590A203       6,877.5              191,200         Sole
Burst.com Inc                common stock    12284P106          38.4               34,000         Sole

                                                           662,537.2

                                                                ITEM 8:
                                   ITEM 7:              VOTING AUTHORITY (SHARES)
         ITEM 1:                  MANAGERS         ----------------------------------
     NAME OF ISSUER             SEE INSTR. V       (a) SOLE  (b) SHARED   (c) NONE
-------------------------------------------------------------------------------------
Macerich Company                                                  /X/
Manufactured Home
  Communities, Inc.                                   /X/
Mills Corporation                                                 /X/
One Liberty Properties,
  Inc.                                                            /X/
Pan Pacific Retail
  Properties, Inc.                                                /X/
Pennsylvania REIT                                                 /X/
ProLogis Trust                                                    /X/
Ramco-Gershenson
  Properties Trust                                                /X/
Regency Centers
  Corporation                                                     /X/
Rouse Company                                                     /X/
SL Green Realty Corp.                                             /X/
Sizeler Property
  Investors, Inc.                                     /X/
Starwood Hotels & Resorts                                         /X/
Burst.com Inc                                         /X/